Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 36,943,304	$ 3,024,007	$ (36,119,210)		$ 104	$ 3,848,205
Beginning balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Shares issued for acquisition	$ 2,303,999	1,241,250				3,545,249
Shares issued for acquisition, shares	1,200,000
Shares issued for financing	$ 18,717,438					18,717,438
Shares issued for financing, shares	6,488,691
Share issue costs	$ (273,169)					(273,169)
Shares issued for the exercise of RSU’s	$ 396,249	(396,249)
Shares issued for the exercise of RSU's, shares	150,000
Shares issued for exercise of warrants	$ 3,951,312					3,951,312
Shares issued for exercise of warrants, shares	1,580,525
Shares issued for exercise of stock options	$ 1,859,116	(898,743)				960,373
Shares issued for exercise of stock options, shares	380,499
Shares issued in lieu of cash	$ 198,000					198,000
Shares issued in lieu of cash, shares	15,000
Share-based payments		1,881,763				1,881,763
Net income loss			(52,891,831)			(52,891,831)
Change in fair value of equity investments at FVOCI				(137,143)		(137,143)
Translation of foreign operations					18,971	18,971
Ending balance, value at Jun. 30, 2021	$ 64,096,249	4,852,028	(89,011,041)	(137,143)	19,075	(20,180,832)
Ending balance, shares at Jun. 30, 2021	27,033,410
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 17,374,749					17,374,749
Shares issued for financing, shares	5,095,966
Share issue costs	$ (4,405,652)	864,060				(3,541,592)
Shares issued for the exercise of RSU’s	$ 1,355,803	(1,355,803)
Shares issued for the exercise of RSU's, shares	298,660
Shares issued for exercise of warrants	$ 978,478					978,478
Shares issued for exercise of warrants, shares	359,009
Shares issued for exercise of stock options	$ 78,750	(25,000)				53,750
Shares issued for exercise of stock options, shares	25,000
Shares issued in lieu of cash	$ 1,559,988					1,559,988
Shares issued in lieu of cash, shares	356,901
Share-based payments		2,070,832				2,070,832
Net income loss			36,688,859			36,688,859
Change in fair value of equity investments at FVOCI				(195,497)		(195,497)
Translation of foreign operations					117,504	117,504
Ending balance, value at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Ending balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,122)					(5,122)
Shares issued for the exercise of RSU’s	$ 65,912	(65,912)
Shares issued for the exercise of RSU's, shares	11,666
Shares issued for exercise of warrants	$ 74,227					74,227
Shares issued for exercise of warrants, shares	16,538
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Share-based payments		873,504				873,504
Net income loss			(5,729,020)			(5,729,020)
Change in fair value of equity investments at FVOCI				(60,724)		(60,724)
Translation of foreign operations					137,574	137,574
Ending balance, value at Jun. 30, 2022	$ 81,225,257	$ 7,188,709	$ (58,051,202)	$ (393,364)	$ 274,153	$ 30,243,553
Ending balance, shares at Jun. 30, 2022	33,209,650